Auditor's Remuneration - Summary of Auditors' Remuneration (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Auditors remuneration [line items]
Total assurance services	$ 14,050	$ 20,292	$ 15,513
Other services	180
Total other services	180
Total fees	14,230	20,292	15,513
Parent [member]
Auditors remuneration [line items]
Total assurance services	9,700	9,816	10,642
Subsidiaries, joint ventures and associates [member]
Auditors remuneration [line items]
Total assurance services	551	605	1,234
Audit-related assurance services required by legislation to be provided by the auditor [Member]
Auditors remuneration [line items]
Total assurance services	1,808	1,933	1,770
Other assurance and agreed-upon procedures under legislation or contractual arrangements [Member]
Auditors remuneration [line items]
Total assurance services	$ 1,991	$ 7,938	$ 1,867